ACQUISITIONS / BUSINESS COMBINATION (Details 1) - USD ($) $ in Thousands	May 31, 2021	Nov. 30, 2020	May 05, 2020
Business Acquisition [Line Items]
Goodwill	$ 651	$ 651
Roboro [Member]
Business Acquisition [Line Items]
Property and equipment			$ 67
Goodwill			651
Right-of-use asset, net			54
Loan payable			(123)
Operating lease liability, current			(35)
Operating lease liability, noncurrent			(19)
Other net asset (liabilities)			(38)
Net Assets			$ 557